SHORT-TERM BORROWINGS DUE TO RELATED PARTIES	12 Months Ended
Jun. 30, 2025
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 17. SHORT-TERM BORROWINGS DUE TO RELATED PARTIES

Short-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a Founder, 3.45% annual interest, due on December 28, 2024	10,002,875	—	—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	—	10,017,250	1,398,354
Total short-term borrowings due to related parties	¥10,002,875	¥10,017,250	$1,398,354

No short-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2024 and 2025.

Interest expense for short-term borrowings due to related parties were ¥326,893, ¥648,581 and ¥349,792 ($48,829) for the years ended June 30, 2023, 2024 and 2025, respectively.